AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 50.7%
Common Stocks — 26.2%
Belgium — 0.4%
Anheuser-Busch InBev SA/NV	1,991	$88,273
Canada — 0.7%
Husky Energy, Inc.	5,300	13,332
Wheaton Precious Metals Corp.	5,166	142,172
		155,504
China — 0.9%
Baidu, Inc., ADR*	603	60,776
China Telecom Corp. Ltd., ADR(a)	1,685	51,426
Yum China Holdings, Inc.	2,031	86,582
		198,784
Denmark — 0.4%
AP Moller - Maersk A/S (Class B Stock)	112	99,726
France — 1.5%
BNP Paribas SA	2,695	81,169
Sanofi	2,063	180,008
Veolia Environnement SA	4,382	93,590
		354,767
Germany — 2.6%
adidas AG	186	41,836
Bayer AG	2,609	150,940
Deutsche Telekom AG	2,698	34,840
E.ON SE	13,509	140,274
Merck KGaA	848	86,847
Siemens AG	1,669	142,007
		596,744
Hong Kong — 0.6%
CK Asset Holdings Ltd.	12,330	69,592
Sun Hung Kai Properties Ltd.	4,150	54,563
		124,155
Italy — 0.2%
Eni SpA	5,024	50,828
Japan — 4.7%
Honda Motor Co. Ltd.	3,900	87,690
Japan Airlines Co. Ltd.	1,100	20,028
Kirin Holdings Co. Ltd.	5,660	112,231
Komatsu Ltd.	5,400	88,386
Kyocera Corp.	2,383	140,438
Makita Corp.	800	24,364
Mitsubishi Electric Corp.	6,700	82,593
Panasonic Corp.	16,100	122,796
Seven & i Holdings Co. Ltd.	2,800	93,331
Sumitomo Mitsui Financial Group, Inc.	3,257	78,486
Suntory Beverage & Food Ltd.	2,210	83,437
Takeda Pharmaceutical Co. Ltd.	5,054	153,821
		1,087,601
Luxembourg — 0.5%
ArcelorMittal SA	6,072	57,791
	Shares	Value
Common Stocks (continued)
Luxembourg (cont’d.)
SES SA	10,263	$60,115
		117,906
Macau — 0.3%
Galaxy Entertainment Group Ltd.	12,620	67,024
Netherlands — 0.5%
NXP Semiconductors NV	318	26,372
Royal Dutch Shell PLC (Class B Stock)	5,590	93,493
		119,865
Singapore — 0.6%
Singapore Telecommunications Ltd.	81,900	145,633
South Korea — 1.0%
KB Financial Group, Inc., ADR*	2,490	67,703
Samsung Electronics Co. Ltd.	4,339	168,581
		236,284
Switzerland — 1.1%
Novartis AG	368	30,294
Roche Holding AG	710	229,952
		260,246
Thailand — 0.3%
Bangkok Bank PCL	19,090	58,142
Bangkok Bank PCL, NVDR	1,800	5,509
		63,651
United Kingdom — 2.2%
BP PLC	25,078	104,629
Burberry Group PLC	4,475	72,760
CK Hutchison Holdings Ltd.	19,500	130,700
InterContinental Hotels Group PLC	1,205	51,776
Kingfisher PLC	43,570	76,967
Vodafone Group PLC	50,186	69,661
		506,493
United States — 7.7%
Allergan PLC	1,432	253,607
Apache Corp.(a)	2,476	10,349
Booking Holdings, Inc.*	67	90,137
Comcast Corp. (Class A Stock)	2,057	70,720
Dollar Tree, Inc.*	1,800	132,246
Exxon Mobil Corp.	874	33,186
Freeport-McMoRan, Inc.	8,976	60,588
Gilead Sciences, Inc.	2,861	213,888
Kellogg Co.	3,195	191,668
Kroger Co. (The)	5,627	169,485
Mattel, Inc.*	1,635	14,404
Oracle Corp.	2,746	132,714
Ross Stores, Inc.	200	17,394
TJX Cos., Inc. (The)	463	22,136
United Parcel Service, Inc. (Class B Stock)	744	69,505
Verizon Communications, Inc.	1,399	75,168
Walgreens Boots Alliance, Inc.	3,371	154,223
A1

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Wells Fargo & Co.	2,682	$76,973
		1,788,391

Total Common Stocks (cost $7,533,196)		6,061,875
Exchange-Traded Fund — 2.7%
United States
Franklin LibertyQ Emerging Markets ETF**	28,000	615,594
(cost $897,693)
Unaffiliated Fund — 21.8%
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6 Stock)**	589,467	5,057,631
(cost $5,703,297)

Total Long-Term Investments (cost $14,134,186)		11,735,100
Short-Term Investments — 39.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	9,097,751	9,097,751
PGIM Institutional Money Market Fund (cost $13,909; includes $10,110 of cash collateral for securities on loan)(b)(w)	13,933	13,911

Total Short-Term Investments (cost $9,111,660)		9,111,662

TOTAL INVESTMENTS—90.1% (cost $23,245,846)		20,846,762

Other assets in excess of liabilities(z) — 9.9%		2,290,688

Net Assets — 100.0%		$23,137,450

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
NVDR	Non-voting Depositary Receipt
S&P	Standard & Poor’s

*	Non-income producing security.
**	Investments are affiliated with the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,587; cash collateral of $10,110 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
25	S&P 500 E-Mini Index	Jun. 2020	$3,212,125	$(115,225)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2